Other Liabilities (Details) R$ in Thousands	Jun. 30, 2020 BRL (R$)
Other Liabilities [Abstract]
Accounts payable for acquisition of Serra Grande Farm	R$ 14,263	[1]
Variable consideration for acquisition of Agrifirma	25,128	[2]
Other liabilities	39,391
Current	5,017
Non-current	R$ 34,374

[1]	On May 18, 2020, the Company acquired 4,489 hectares of Serra Grande Farm for R$25,047. On June 30, 2020, the liability mainly refers to the delivery of 162,000 bags of soybean in three annual installments of 54,000 bags each. The Company maintains its liability measured at fair value through profit or loss.
[2]	The consideration transferred in exchange for control of Agrifirma is divided into four classes, classified in the financial statement in accordance with their characteristics. Restricted shares, Agrifirma Warrants and Agrifirma Warrant Dividends, given their variation factor, were classified as financial liability and are measured at fair value through profit or loss. The impact of this variation in profit or loss on June 30, 2020 was R$1,053.